Equity - Transactions related to share-based compensation plans (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Repurchase Program [Line Items]
Amount paid	€ 60	€ 0	€ 24
Total cost	€ 104	€ 97	€ 104
Share-based compensation transactions
Share Repurchase Program [Line Items]
Number of treasury shares acquired (in shares)	9,281,227	3,000,000	2,142,445
Average market price (in EUR per share)	€ 21.88	€ 41.59	€ 31.76
Amount paid	€ 203	€ 125	€ 68
Shares delivered (in shares)	1,463,727	1,552,136	2,204,207
Average price (FIFO) (in euroEUR per share)	€ 37.14	€ 34.59	€ 35.16
Cost of delivered shares	€ 54	€ 54	€ 77
Total shares in treasury at year-end (in shares)	14,930,310	7,112,810	5,664,946
Total cost	€ 411	€ 262	€ 191